Document and Entity Information	Feb. 05, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001280784
Document Type	8-K
Document Period End Date	Feb. 05, 2025
Entity Registrant Name	Hercules Capital, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-00702
Entity Tax Identification Number	74-3113410
Entity Address, Address Line One	1 North B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	(650)
Local Phone Number	289-3060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value Zero Point Zero Zero One Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	HTGC
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Notes due 2033
Trading Symbol	HCXY
Security Exchange Name	NYSE